Provisions (Tables)	9 Months Ended
Mar. 31, 2025
Provisions [abstract]
Provisions

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Current liabilities
Non-refundable sales tax and other provisions	19,691	13,375